Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 45
2022	20
2023	6
Total operating lease payments	71
Less: imputed interest	(4)
Present value of lease liability	$ 67